Financial risk review - Schedule of Liquidity Reserves (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Balances with Federal Reserve of the United States of America	$ 1,884,204	$ 1,144,896
Cash and due from banks	102,864	46,040
Total	1,987,068	1,190,936
Fair value
Disclosure of fair value measurement of assets [line items]
Balances with Federal Reserve of the United States of America	1,884,204	1,144,896
Cash and due from banks	102,864	46,040
Total	$ 1,987,068	$ 1,190,936